Employee Benefit Plans - Schedule of Net Pension Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Components of net pension cost
Service cost - benefits earned during the year	$ 946	$ 1,491	$ 1,692
Interest costs on projected benefit obligations	1,428	1,174	1,072
Expected return on plan assets	(2,178)	(2,282)	(1,843)
Expected administrative expenses	115	118	104
Amortization of prior service cost	0	0	0
Amortization of unrecognized net (gain) loss	(640)	0	367
Net periodic pension cost	$ (329)	$ 501	$ 1,392
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) Excluding Service Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	Other